SCHEDULE 1 BALANCE SHEETS (Parenthetical) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Ordinary shares, par value per share	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	2,000,000,000,000	2,000,000,000,000
Ordinary shares, shares issued	411,474,516	408,985,092
Ordinary shares, shares outstanding	411,474,516	408,985,092
Parent Company [Member]
Ordinary shares, par value per share	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	2,000,000,000,000	2,000,000,000,000
Ordinary shares, shares issued	411,474,516	408,985,092
Ordinary shares, shares outstanding	411,474,516	408,985,092